CONVERTIBLE PREFERRED SHARES AND WARRANTS - Preferred shares rights (Details)	12 Months Ended
	Dec. 31, 2021 Vote	Dec. 31, 2020	Sep. 30, 2018
Convertible Preferred shares
Dividend rate, as a percent of original issue price	50.00%	50.00%
Number of vote entitle to	1
Conversion ratio	1		1
Series A Convertible Preferred shares
Convertible Preferred shares
Distribution rate from proceeds of the full payment of Series B Preference, as percent of issue price	1.25%
Conversion ratio	1.07